SCHEDULE OF COMPREHENSIVE LIST OF REVISED ADJUSTMENTS (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible Assets	[1]	$ 33,463,103	$ 46,161,855
Property and Equipment	[1]	9,525	295,115
Total Assets		36,801,368	49,903,208
Purchase of property and equipment	[2]	(7,703)	(123,172)	$ (170,548)
Investment in intangible assets	[2]	(366,325)	(1,886,717)	(672,533)
Net cash used in investing activities		(374,028)	(2,008,389)	(843,081)
Purchase of property and equipment	[2]	7,703	123,172	170,548
Cash used in investing activities		$ (374,028)	(2,008,389)	(843,081)
Previously stated [member]
IfrsStatementLineItems [Line Items]
Intangible Assets			45,139,683
Property and Equipment			1,317,287
Total Assets			49,903,208
Purchase of property and equipment			(938,635)	(392,652)
Investment in intangible assets			(1,071,254)	(450,429)
Net cash used in investing activities			(2,008,389)	(843,081)
Purchase of property and equipment			938,635	392,652
Cash used in investing activities			(2,008,389)	(843,081)
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Intangible Assets			1,022,172
Property and Equipment			(1,022,172)
Total Assets
Purchase of property and equipment			815,463	(222,104)
Investment in intangible assets			(815,463)	(222,104)
Net cash used in investing activities
Purchase of property and equipment			(815,463)	222,104
Cash used in investing activities

[1]	Revised as of December 31, 2022 (Note 4)
[2]	Revised as of December 31, 2022 and 2021 (Note 4)